Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated February 1, 2017 to the

Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Dividend Value Fund (the “NFJ Dividend Value Fund”)

Within the Fund Summary relating to the NFJ Dividend Value Fund, the subsection entitled “Management of the Fund –Portfolio Managers” is hereby revised in its entirety as follows:

Benno J. Fischer, CFA, co-lead portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 2000.

R. Burns McKinney, CFA, co-lead portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2007.

Thomas W. Oliver, CFA, CPA, co-lead portfolio manager, analyst and managing director, has managed the Fund 2006.

Morley D. Campbell, CFA, portfolio manager, analyst and managing director, has managed the Fund since 2012.

L. Baxter Hines, CFA, portfolio manager, analyst, managing director and Head of Research of the Dallas-based investment team, has managed the Fund since 2010.

Jeff N. Reed, CFA, portfolio manager, analyst and director, has managed the Fund since 2011.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2015.

Disclosure Relating to AllianzGI NFJ International Value Fund (the “NFJ International Value Fund”)

Within the Fund Summary relating to the NFJ International Value Fund, the subsection entitled “Management of the Fund –Portfolio Managers” is hereby revised in its entirety as follows:

Benno J. Fischer, CFA, co-lead portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 2003.

L. Baxter Hines, CFA, co-lead portfolio manager, analyst, managing director and Head of Research of the Dallas-based investment team, has managed the Fund since 2010.

Paul A. Magnuson, portfolio manager, analyst and managing director, has managed the Fund since 2008.

R. Burns McKinney, CFA, portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2006.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2013.

Thomas W. Oliver, CFA, CPA, portfolio manager, analyst and managing director, has managed the Fund 2006.

Disclosure Relating to AllianzGI NFJ Large-Cap Value Fund (the “NFJ Large-Cap Value Fund”)

Within the Fund Summary relating to the NFJ Large-Cap Value Fund, the subsection entitled “Management of the Fund –Portfolio Managers” is hereby revised in its entirety as follows:

Thomas W. Oliver, CFA, CPA, lead portfolio manager, analyst and managing director, has managed the Fund since 2008.

Paul A. Magnuson, portfolio manager, analyst and managing director, has managed the Fund since 2000.

Benno J. Fischer, CFA, portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 2009.

R. Burns McKinney, CFA, portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2010.

Jeff N. Reed, CFA, portfolio manager, analyst and director, has managed the Fund since 2011.

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund (the “NFJ Mid-Cap Value Fund”)

Within the Fund Summary relating to the NFJ Mid-Cap Value Fund, the subsection entitled “Management of the Fund –Portfolio Managers” is hereby revised in its entirety as follows:

Paul A. Magnuson, lead portfolio manager, analyst and managing director, has managed the Fund since 2009.

Benno J. Fischer, CFA, portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 2009.

Morley D. Campbell, CFA, portfolio manager, analyst and managing director, has managed the Fund since 2009.

Jeff N. Reed, CFA, portfolio manager, analyst and director, has managed the Fund since 2011.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2014.

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund”)

Within the Fund Summary relating to the NFJ Small-Cap Value Fund, the subsection entitled “Management of the Fund –Portfolio Managers” is hereby revised in its entirety as follows:

Paul A. Magnuson, co-lead portfolio manager, analyst and managing director, has managed the Fund since 1995.

Morley D. Campbell, CFA, co-lead portfolio manager, analyst and managing director, has managed the Fund since 2008.

Benno J. Fischer, CFA, portfolio manager, analyst, managing director and Vice Chair, has managed the Fund since 1991.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and Co-CIO of the Dallas-based investment team, has managed the Fund since 2013.

Disclosure Relating to NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund and NFJ Small-Cap Value Fund

The information relating to the NJF Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund and NFJ Small-Cap Value Fund contained in the table in the subsection “Management of the Funds – Sub-Adviser – NFJ” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI NFJ Dividend Value Fund	Benno J. Fischer, CFA (Co-Lead)	2000 (Inception)	Mr. Fischer, CFA, is a co-lead portfolio manager, an analyst, a managing director and Vice Chair. He has 50 years of investment-industry experience. Before founding NFJ in 1989, he was chief investment officer (institutional and fixed income), and a senior vice president and a senior portfolio manager at NationsBank, which he joined in 1971. Before that, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark Dodge Asset Management. He has a B.A. in economics and a J.D. from The University of Oklahoma, and an M.B.A. from New York University, Leonard N. Stern School of Business.

	Morley D. Campbell, CFA	2012	Mr. Campbell, CFA, is a portfolio manager, analyst and managing director. He has 12 years of investment-industry experience. Before joining the firm in 2007, Mr. Campbell was an investment-banking analyst for Lazard Frères and Merrill Lynch. He has a B.B.A. from the University of Texas and an M.B.A. from Harvard Business School.

	L. Baxter Hines, CFA	2010	Mr. Hines, CFA, is a portfolio manager, an analyst, a managing director and Head of Research of the Dallas-based investment team. He has 11 years of investment-industry experience. Before joining the firm in 2008, Mr. Hines was a market-data specialist for Reuters. He has a B.A. from the University of Virginia and an M.B.A. from the University of Texas, McCombs School of Business.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI NFJ Dividend Value Fund (cont’d)	R. Burns McKinney, CFA (Co-Lead)	2007	Mr. McKinney, CFA, is a co-lead portfolio manager, an analyst, a managing director and Co-CIO of the Dallas-based investment team. Mr. McKinney has 19 years of investment-industry experience. Before joining the firm in 2006, he worked at Evergreen Investments, Alex. Brown & Sons, Merrill Lynch and Morgan Stanley. Mr. McKinney has a B.A. from Dartmouth College and an M.B.A. from The Wharton School, The University of Pennsylvania.

	Thomas W. Oliver, CFA (Co-Lead)	2006	Mr. Oliver, CFA, CPA, is a co-lead portfolio manager, an analyst and a managing director. He has 21 years of investment-industry experience in accounting, reporting, and financial analysis. Before joining the firm in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation and an auditor at Deloitte & Touche. He has a B.B.A. and an M.B.A. from the University of Texas.

	Jeff N. Reed, CFA	2011	Mr. Reed, CFA, is a portfolio manager, an analyst and a director. He has 12 years of experience in investment and financial analysis. Before joining the firm in 2007, he was a credit analyst at Frost Bank. Mr. Reed has a B.B.A. in finance from Texas Christian University and an M.B.A. from the University of Texas, McCombs School of Business.

	John R. Mowrey, CFA	2015	Mr. Mowrey, CFA, is a portfolio manager, an analyst, a managing director and Co-CIO of the Dallas-based investment team. He joined the firm in 2007 as a quantitative-research assistant and product specialist, and has 9 years of investment-industry experience. Mr. Mowrey has a B.A. in political science from Rhodes College and an M.B.A. from Southern Methodist University.

AllianzGI NFJ International Value Fund	Benno J. Fischer, CFA (Co-Lead)	2003* (Inception)	See above.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI NFJ International Value Fund (cont’d)	L. Baxter Hines, CFA (Co-Lead)	2010	See above.

	Paul A. Magnuson	2008	Mr. Magnuson is a portfolio manager, an analyst and a managing director. He has 31 years of investment-industry experience. Before joining the firm in 1992, he was an assistant vice president at NationsBank. Mr. Magnuson has a B.B.A. in finance from the University of Nebraska.

	R. Burns McKinney, CFA	2006	See above.

	John R. Mowrey, CFA	2013	See above.

	Thomas W. Oliver, CFA	2006	See above.

AllianzGI NFJ Large-Cap Value Fund	Thomas W. Oliver, CFA (Lead)	2008	See above.

	Paul A. Magnuson	2000 (Inception)	See above.

	Benno J. Fischer, CFA	2000 (Inception)	See above.

	R. Burns McKinney, CFA	2010	See above.

	Jeff N. Reed, CFA	2011	See above.

AllianzGI NFJ Mid-Cap Value Fund	Paul A. Magnuson (Lead)	2009	See above.

	Benno J. Fischer, CFA	2009	See above.

	Morley D. Campbell, CFA	2009	See above.

	Jeff N. Reed, CFA	2011	See above.

	John R. Mowrey, CFA	2014	See above.

AllianzGI NFJ Small-Cap Value Fund	Paul A. Magnuson (Co-Lead)	1995	See above.

	Morley D. Campbell, CFA (Co-Lead)	2008	See above.

	Benno J. Fischer, CFA	1991 (Inception)	See above.

	John R. Mowrey, CFA	2013	See above.

*	Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

Please retain this Supplement for future reference.